Equity - Summary of Quarterly Distribution Of Interest On Capital (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Amount	$ 301	$ 64
First payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Date of approval by Board of Directors	May 07, 2018
Date of register	May 21, 2018
Date of Payment	May 29, 2018
Amount	$ 181
Second Payment Of Interest On Capital [member]
Disclosure of classes of share capital [line items]
Date of approval by Board of Directors	Aug. 02, 2018
Date of register	Aug. 13, 2018
Amount	$ 173
Common Shares [member]
Disclosure of classes of share capital [line items]
Amount	202
Common Shares [member] | First payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 103
Amount per Share (Pre-Tax)	$ 0.01
Common Shares [member] | Second Payment Of Interest On Capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 99
Amount per Share (Pre-Tax)	$ 0.01
Preference Shares [member]
Disclosure of classes of share capital [line items]
Amount	$ 152
Preference Shares [member] | First payment of interest on capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 78
Amount per Share (Pre-Tax)	$ 0.01
Preference Shares [member] | Second Payment Of Interest On Capital [member]
Disclosure of classes of share capital [line items]
Amount	$ 74
Amount per Share (Pre-Tax)	$ 0.01